Segments (Percentage of Net Sales by Product Line) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Percentage of net sales	100.00%	100.00%	100.00%
Supply Technologies
Segment Reporting Information [Line Items]
Percentage of net sales	100.00%	100.00%	100.00%
Assembly Components
Segment Reporting Information [Line Items]
Percentage of net sales	100.00%	100.00%	100.00%
Engineered Products
Segment Reporting Information [Line Items]
Percentage of net sales	100.00%	100.00%	100.00%
Supply Technologies Product | Supply Technologies
Segment Reporting Information [Line Items]
Percentage of net sales	85.00%	87.00%	88.00%
Engineered Specialty Products | Supply Technologies
Segment Reporting Information [Line Items]
Percentage of net sales	15.00%	13.00%	12.00%
Fuel, rubber and plastic products | Assembly Components
Segment Reporting Information [Line Items]
Percentage of net sales	67.00%	59.00%	57.00%
Aluminum Primary Products | Assembly Components
Segment Reporting Information [Line Items]
Percentage of net sales	33.00%	41.00%	43.00%
Industrial Equipment Business | Engineered Products
Segment Reporting Information [Line Items]
Percentage of net sales	79.00%	81.00%	78.00%
Forged and Machined Products | Engineered Products
Segment Reporting Information [Line Items]
Percentage of net sales	21.00%	19.00%	22.00%